Commitments and Contingencies - Additional Information - Legal Proceedings and Claims - Teekay Nakilat Capital Lease (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) vessel agreement	Dec. 22, 2014 USD ($)	Nov. 30, 2013 vessel
Loss Contingencies [Line Items]
Number of vessels | vessel			5
Teekay Nakilat Corporation [Member]
Loss Contingencies [Line Items]
Security deposit against future claims | $		$ 6.8
Teekay LNG [Member] | Teekay Nakilat Corporation [Member]
Loss Contingencies [Line Items]
Share of potential exposure	70.00%
Number of vessels | vessel	3
Teekay LNG [Member] | RasGas II LNG Carriers [Member] | Foreign Tax Authority [Member]
Loss Contingencies [Line Items]
Share of potential exposure	70.00%
Estimated shares of lease rental increase claim | $	$ 60.0
Teekay Nakilat Corporation [Member] | Teekay LNG [Member]
Loss Contingencies [Line Items]
Number of lease agreements | agreement	3
Lease term	30 years